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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Roger H. Jenswold & Company Inc.
                 --------------------------------
   Address:      5847 San Felipe Suite 1212
                 --------------------------------
                 Houston, TX 77057
                 --------------------------------

Form 13F File Number: 28-03940_
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Admin_
         -------------------------------
Phone:   713-789-9060_
         -------------------------------

Signature, Place, and Date of Signing:

           Janice Darden                Houston, TX         10/29/08
   ------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 51
                                        --------------------

Form 13F Information Table Value Total: $82,364
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number         Name

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------- -------- -------- --------
AES CORPORATION                COM              00130H105      143    12200 SH       DEFINED                 2500        0     9700
ABBOTT LABORATORIES            COM              002824100     3649    63381 SH       DEFINED                36766        0    26615
AMERICAN INTL GROUP INC        COM              026874107      285    85564 SH       DEFINED                47950        0    37614
AMGEN INC                      COM              031162100     1219    20575 SH       DEFINED                10060        0    10515
ANADARKO PETROLEUM CORP        COM              032511107     2779    57280 SH       DEFINED                26830        0    30450
AVNET INC                      COM              053807103      535    21704 SH       DEFINED                 7177        0    14527
BED BATH AND BEYOND            COM              075896100     1106    35210 SH       DEFINED                15955        0    19255
C.B. RICHARD ELLIS             COM              12497T101      859    64250 SH       DEFINED                31850        0    32400
CELGENE CORPORATION            COM              151020104     3061    48375 SH       DEFINED                22675        0    25700
CHEVRON CORP NEW               COM              166764100      232     2812 SH       DEFINED                 2416        0      396
CISCO SYS INC                  COM              17275R102     2993   132659 SH       DEFINED                57940        0    74719
COCA-COLA COMPANY              COM              191216100     3574    67587 SH       DEFINED                37065        0    30522
CONOCOPHILLIPS                 COM              20825C104     2285    31197 SH       DEFINED                12471        0    18726
CULLEN FROST BANKERS INC       COM              229899109      330     5500 SH       DEFINED                 1100        0     4400
EMC CORPORATION MASS           COM              268648102     2631   219952 SH       DEFINED               109062        0   110890
ENSCO INTL INC                 COM              26874Q100      231     4000 SH       SOLE                    4000        0        0
EXXON MOBIL CORP               COM              30231G102     5454    70224 SH       DEFINED                40814        0    29410
FIFTH THIRD BANCORP            COM              316773100      160    13420 SH       DEFINED                 7600        0     5820
FIRST MARBLEHEAD               COM              320771108      182    73265 SH       DEFINED                42365        0    30900
GENERAL ELEC CO                COM              369604103     1789    70172 SH       DEFINED                24582        0    45590
GENZYME CORPORATION            COM              372917104      678     8380 SH       DEFINED                 3080        0     5300
GRAMERCY CAPITAL CORP.         COM              384871109       31    11875 SH       DEFINED                 6609        0     5266
HCC INSURANCE HLDGS INC        COM              404132102     4421   163731 SH       DEFINED                77614        0    86117
HALLIBURTON CO                 COM              406216101      549    16940 SH       DEFINED                 8072        0     8868
HARLEY DAVIDSON                COM              412822108     2232    59845 SH       DEFINED                33405        0    26440
JACK HENRY & ASSOC INC         COM              426281101     2432   119640 SH       DEFINED                65660        0    53980
HESS CORP                      COM              42809H107     1359    16555 SH       DEFINED                 6665        0     9890
HONEYWELL INTERNATIONAL INC    COM              438516106     2103    50625 SH       DEFINED                21895        0    28730
INTEL CORP                     COM              458140100     1788    95463 SH       DEFINED                52128        0    43335
INTERNATIONAL BUSINESS MACH.   COM              459200101     3808    32555 SH       DEFINED                20399        0    12156
JPMORGAN CHASE & CO            COM              46625H100      509    10900 SH       DEFINED                 3800        0     7100
JOHNSON & JOHNSON              COM              478160104     3797    54804 SH       DEFINED                29944        0    24860
MASCO CORPORATION              COM              574599106      957    53350 SH       DEFINED                30400        0    22950
NUVEEN REAL ESTATE INCOME FD   FUND             67071B108      481    42600 SH       DEFINED                32600        0    10000
PEPSICO INC                    COM              713448108      524     7350 SH       DEFINED                 3250        0     4100
PFIZER INC                     COM              717081103      283    15340 SH       DEFINED                 2940        0    12400
PIONEER NATURAL RESOURCES      COM              723787107     1098    21000 SH       DEFINED                 8800        0    12200
PROSPERITY BANCSHARES INC      COM              743606105     1832    53909 SH       DEFINED                28552        0    25357
RUSH ENTERPRISES CLASS A       COM              781846209     2482   193875 SH       DEFINED               101525        0    92350
S&P 500 EQUAL WGT. RYDEX ETF   COM              78355W106     3879   102279 SH       DEFINED                63017        0    39262
S&P 500 EQ WGT ENERGY RYDEX    COM              78355W866      391     7655 SH       DEFINED                 4725        0     2930
SCHLUMBERGER LIMITED           COM              806857108     1195    15298 SH       DEFINED                 8998        0     6300
SIMON PPTY GROUP INC NEW       COM              828806109      310     3200 SH       SOLE                    3200        0        0
STERICYCLE INC                 COM              858912108      236     4000 SH       DEFINED                    0        0     4000
TEVA PHARMACEUTICAL ADR 1/10   COM              881624209     5052   110330 SH       DEFINED                56360        0    53970
TEXAS INSTRUMENTS INC          COM              882508104      626    29100 SH       DEFINED                11200        0    17900
3M COMPANY                     COM              88579Y101     2728    39937 SH       DEFINED                21112        0    18825
US BANCORP DEL                 COM              902973304      302     8375 SH       DEFINED                 3232        0     5143
WEINGARTEN REALTY SBI          COM              948741103      496    13900 SH       DEFINED                10750        0     3150
WELLS FARGO & CO (NEW)         COM              949746101      909    24232 SH       DEFINED                 9850        0    14382
WYETH CORP                     COM              983024100     1379    37326 SH       DEFINED                19975        0    17351